INCOME TAXES (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Effective Income tax (as percent)		(0.90%)	(1.20%)	35.00%
Tax benefit (expense)		$ 106	$ 309	$ (524)		$ 324
Current tax expense
Federal						341
State				275		836
Total current expense				275		1,177
Deferred tax expense (benefit)
Federal				(841)		(785)
State				42		(68)
Total deferred benefit				(799)		(853)
Income Tax Expense (Benefit), Total		106	309	(524)		324
Tax expense (benefit) attributable to controlling interests				(179)		324
Tax benefit attributable to noncontrolling interests				(345)
Provision calculated at federal statutory income tax rate:
Net income before taxes	$ (3,060)	$ (12,280)	$ (25,793)	$ (313,948)	$ (310,888)	(81,872)
Statutory rate		(0.90%)	(1.20%)	35.00%
Income tax benefit computed at statutory rate				$ (109,882)
Less: Noncontrolling interests				109,230
Income tax benefit attributable to controlling interests				(652)
State and local income taxes, net of federal benefit				87
Change in valuation allowance				386
Tax expense (benefit) attributable to controlling interests				(179)		324
Tax benefit attributable to noncontrolling interests				(345)
Income Tax Expense (Benefit), Total		$ 106	$ 309	(524)		$ 324
Parent Company
Provision calculated at federal statutory income tax rate:
Net income before taxes				$ (1,043)